Jul. 19, 2022
Catalyst Systematic Alpha Fund
Catalyst Systematic Alpha Fund
Principal Investment Strategies

Under normal circumstances, the Fund seeks to provide a total return that exceeds the BNP Paribas Catalyst Systematic Alpha Index II (the “Benchmark”). The Fund seeks excess return, after the impact of fees and expenses, above the Benchmark through investing in (i) securities that provide exposure to the Benchmark (“Benchmark Component”) and (ii) investment grade bonds (rated BBB- or higher by S&P Global Ratings or the equivalent by another nationally recognized statistical ratings organization) with a maturity of less than one year, and cash and cash equivalents. The Fund generally seeks exposure to the Benchmark by investing in one or more structured notes and/or one or more non-exchange-traded total return swap contracts. These instruments generate returns that approximate the Benchmark’s returns either in whole or through a combination of the Benchmark’s components, with some or all of the Benchmark replication instruments being held through a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The swap contracts may use the Benchmark or a modified version of the Benchmark, one or more components of the Benchmark or an unrelated index as the reference asset. BNP Paribas (“BNP”) is the index sponsor and index calculation agent.

MUTUAL FUND SERIES TRUST

Catalyst Systematic Alpha Fund (the “Fund”)
Class A: ATRAX Class C: ATRCX Class I: ATRFX

July 8, 2022

This information supplements certain information contained in the currently effective Prospectus and Summary Prospectus for the Fund, each dated June 10, 2022.

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Teza Capital Management LLC (“Teza”) no longer serves as the sub-advisor of the Fund. In addition, Arthur Holly of Teza is no longer a Portfolio Manager of the Fund. Accordingly, all references to Teza and Mr. Holly are hereby deleted in their entirety. Charles Ashley, Portfolio Manager of Catalyst Capital Advisors LLC (“Catalyst”), joins David Miller, Chief Investment Officer and Senior Portfolio Manager of Catalyst as Portfolio Manager of the Fund.

The following changes to the Prospectus and Summary Prospectus are effective immediately:

(1) The first paragraph of the sections of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary: Catalyst Systematic Alpha Fund – Principal Investment Strategies” and of the section of the Fund’s Prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies and Risks – Catalyst Systematic Alpha Fund” is deleted and replaced with the following:

Under normal circumstances, the Fund seeks to provide a total return that exceeds the BNP Paribas Catalyst Systematic Alpha Index II (the “Benchmark”). The Fund seeks excess return, after the impact of fees and expenses, above the Benchmark through investing in (i) securities that provide exposure to the Benchmark (“Benchmark Component”) and (ii) investment grade bonds (rated BBB- or higher by S&P Global Ratings or the equivalent by another nationally recognized statistical ratings organization) with a maturity of less than one year, and cash and cash equivalents. The Fund generally seeks exposure to the Benchmark by investing in one or more structured notes and/or one or more non-exchange-traded total return swap contracts. These instruments generate returns that approximate the Benchmark’s returns either in whole or through a combination of the Benchmark’s components, with some or all of the Benchmark replication instruments being held through a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The swap contracts may use the Benchmark or a modified version of the Benchmark, one or more components of the Benchmark or an unrelated index as the reference asset. BNP Paribas (“BNP”) is the index sponsor and index calculation agent.

(2) The paragraph contained under the heading “Equity Component” in the sections of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary: Catalyst Systematic Alpha Fund – Principal Investment Strategies” and in the section of the Fund’s Prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies and Risks – Catalyst Systematic Alpha Fund” is deleted in its entirety.

(3) The following sentence is added to the second paragraph of the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary: Catalyst Systematic Alpha Fund – Performance”:

Effective July 8, 2022, Teza Capital Management LLC no longer serves as investment sub-advisor to the Fund’s portfolio. Accordingly, the equity component is no longer a component of the Fund’s portfolio.

(4) The section of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: Catalyst Systematic Alpha Fund - Portfolio Managers” is deleted and replaced with the following:

Portfolio Managers: David Miller, Chief Investment Officer and Senior Portfolio Manager of the Advisor, and Charles Ashley, Portfolio Manager of the Advisor, serve as the Fund’s portfolio managers. Messrs. Miller and Ashley are jointly and primarily responsible for the day to day management of the Fund’s portfolio. Mr. Miller and Mr. Ashley have served the Fund as portfolio managers since 2015 and 2022, respectively.

(5) The section of the Fund’s Prospectus entitled “MANAGEMENT OF THE FUNDS - Portfolio Manager: Catalyst Systematic Alpha Fund” is deleted and replaced with the following:

Portfolio Managers – Catalyst Systematic Alpha Fund

David Miller, Senior Portfolio Manager, Chief Investment Officer, and Co-Founder of the Advisor.

Mr. Miller is a Senior Portfolio Manager, Chief Investment Officer, and co-founder of Catalyst Capital Advisors LLC and has been responsible for the day-to-day management of the Systematic Alpha Fund since 2015. He is also Senior Portfolio Manager and Chief Investment Officer of Rational Advisors, Inc., an affiliate of the Advisor, since 2016. Mr. Miller is a member of Catalyst International Advisors LLC since 2019, Insights Media LLC since 2019, and Catalyst Insurance Corporation II since 2018. Prior to founding Catalyst, Mr. Miller was the Chief Executive Officer of Investment Catalyst, an investment newsletter he founded in 2005, which worked to identify undervalued stocks with a near term catalyst for appreciation. He received a BS in Economics from the University of Pennsylvania, Wharton School and a MBA in Finance from the University of Michigan, Ross School of Business.

Charles Ashley, Portfolio Manager of the Advisor.

Mr. Ashley has served as a portfolio manager of the Advisor since November 2017. Mr. Ashley joined the Advisor in February 2016 as a senior analyst to provide investment research and assist with the day-to-day management of several mutual funds. Prior to joining the Advisor, he was the Executive Vice President of Absocold Corporation, a privately held white goods manufacturer, since 2013. From 2006 to 2013, he served in various sales and management roles with Absocold Corporation. His previous experience also includes equity sales and equity research at BMO Capital Markets in 2012. Mr. Ashley has an MBA from the University of Michigan Ross School of Business and a B.A. from the Michigan State University Eli Broad College of Business.

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You should read this Supplement in conjunction with the Summary Prospectus and Prospectus each dated June 10, 2022, and the Statement of Additional Information, dated June 10, 2022 as supplemented July 8, 2022, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.